UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SMITH BARNEY HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2004

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited)			October 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
CORPORATE BONDS AND NOTES - 90.9%
CONSUMER DISCRETIONARY - 24.3%
Cable & Media - 7.8%
$1,070,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	$1,268,318
		Charter Communications Holdings LLC:
		Sr. Discount Notes:
21,330,000	CCC-	Step bond to yield 11.741% due 1/15/10	18,077,175
5,775,000	CCC-	Step bond to yield 11.643% due 1/15/11	4,345,688
8,395,000	CCC-	Step bond to yield 17.642% due 5/15/11	5,456,750
		CSC Holdings Inc.:
5,050,000	BB-	Sr. Debentures, 7.625% due 7/15/18	5,397,188
		Sr. Notes:
2,150,000	BB-	7.875% due 12/15/07	2,327,375
		Series B:
2,525,000	BB-	8.125% due 7/15/09	2,790,125
1,505,000	BB-	7.625% due 4/1/11	1,644,213
5,830,000	B+	Sr. Sub Debentures, 10.500% due 5/15/16	6,689,925
4,975,000	BB-	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	5,696,374
4,176,000	BB-	Echostar DBS Corp., Sr. Notes, 9.125% due 1/15/09	4,677,120
5,579,000	B-	Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield 13.689% due 2/15/11	5,481,368
2,500,000	B+	Insight Midwest L.P./Insight Capital Inc., Sr. Notes, 10.500% due 11/1/10	2,781,250
3,000,000	B	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13	3,240,000
5,000,000	B	Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13	4,925,000
2,900,000	B+	PanAmSat Corp., 9.000% due 8/15/14 (b)	3,088,500
9,665,000	BB-	Rogers Cablesystems, Ltd., Sr. Sub. Notes, 11.000% due 12/1/15	10,969,775
		Time Warner Inc., Guaranteed Notes:
5,200,000	BBB+	6.625% due 5/15/29	5,551,805
1,175,000	BBB+	7.625% due 4/15/31	1,396,490

			95,804,439

Casinos & Gaming - 5.0%
5,225,000	B	Ameristar Casinos Inc., Guaranteed Notes, 10.750% due 2/15/09	5,982,625
2,500,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11	2,831,250
		Caesars Entertainment Inc., Sr. Sub. Notes:
2,575,000	BB-	8.875% due 9/15/08	2,970,905
8,055,000	BB-	8.125% due 5/15/11	9,454,556
2,000,000	B	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	2,330,000
4,950,000	B	Kerzner International Ltd., Sr. Notes 8.875% due 8/15/11	5,482,124

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Casinos & Gaming - 5.0% (continued)
		Mandalay Resort Group Sr. Sub.:
$ 1,500,000	BB-	Debentures, 7.625% due 7/15/13	$1,623,750
3,630,000	BB-	Notes, Series B, 10.250% due 8/1/07	4,156,350
		MGM MIRAGE:
		Guaranteed Notes:
1,835,000	BB-	9.750% due 6/1/07	2,073,550
4,870,000	BB-	8.375% due 2/1/11	5,515,275
4,900,000	BB+	Sr. Sub. Notes, 6.750% due 9/1/12 (b)	5,218,500
		Nortek Bank Debt, Guaranteed Notes:
2,321,429	B	4.755% due 9/1/14	2,362,054
178,571	B	6.250% due 9/1/14	181,696
2,400,000	B+	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	2,562,000
2,625,000	B+	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (b)	2,861,249
5,150,000	B	Venetian Casino Resort LLC, Guaranteed Notes, 11.000% due 6/15/10	5,941,813

			61,547,697

Home Builders - 1.5%
		D.R. Horton Inc.:
2,190,000	BB+	Guaranteed, 8.000% due 2/1/09	2,480,175
1,905,000	BB-	Sr. Sub Notes, 9.375% due 3/15/11	2,128,838
2,861,000	BB-	KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11	3,190,015
3,165,000	BBB-	Lennar Corp., Guaranteed Notes, Series B, 9.950% due 5/1/10	3,441,640
295,000	BBB-	Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10	325,238
3,625,000	BB-	Schuler Homes Inc., Guaranteed Notes, 10.500% due 7/15/11	4,186,875
1,880,000	B+	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	2,190,200

			17,942,981

International Cable - 0.1%
925,000	B-	NTL Cable Plc, Sr. Notes, 8.750% due 4/15/14 (b)	1,024,438

Leisure - 1.1%
2,081,000	CCC+	AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11	2,159,038
8,800,000	B-	Cinemark, Inc., Sr. Discount Notes, step bond to yield 9.206% due 3/15/14	6,270,000
1,325,000	CCC+	LCE Acquisition Corp., Guaranteed Notes, 9.000% due 8/1/14 (b)	1,394,563
		Six Flags Inc., Sr. Notes:
203,488	CCC+	8.875% due 2/1/10	195,857
600,000	CCC+	9.750% due 4/15/13	581,250
3,000,000	CCC+	9.625% due 6/1/14	2,880,000

			13,480,708

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Lodging - 2.2%
$3,300,000	CCC+	Courtyard By Marriott II L.P., Sr. Notes, Series B, 10.750% due 2/1/08	$3,333,000
803,000	B-	Felcor Lodging L.P., Guaranteed Notes, 10.000% due 9/15/08	847,165
		Hilton Hotels Corp., Sr. Notes:
3,105,000	BBB-	7.950% due 4/15/07	3,429,193
1,325,000	BBB-	7.625% due 12/1/12	1,560,983
		Host Marriott L.P.:
6,395,000	B+	Guaranteed Notes, Series I, 9.500% due 1/15/07	7,130,425
4,125,000	B+	Sr. Notes, 7.125% due 11/1/13	4,475,625
6,000,000	CCC+	MeriStar Hospitality Corp., Guaranteed Notes, 9.125% due 1/15/11	6,420,000

			27,196,391

Publishing & Printing - 1.8%
		Dex Media Inc., Discount Notes:
2,625,000	B	Step bond to yield 8.372% due 11/15/13	2,008,125
5,075,000	B	Step bond to yield 8.867% due 11/15/13	3,882,375
7,205,018	B-	Hollinger Participation Trust, Sr. Notes, Payment-in-Kind, 12.125% due 11/15/10 (b)	8,826,147
5,325,000	B-	Houghton Mifflin Co., Sr. Discount Notes, step bond to yield 11.641% due 10/15/13	3,507,844
1,357,000	B	PEI Holdings Inc., Sr. Secured Notes, 11.000% due 3/15/10	1,582,600
1,400,000	B-	Vertis Inc., Secured Notes, 9.750% due 4/1/09	1,533,000
1,219,000	BB-	Yell Finance B.V., Sr. Discount Notes, step bond to yield 12.263% due 8/1/11	1,200,714

			22,540,805

Radio - 0.4%
775,000	B-	NextMedia Operating Inc., Sr. Sub. Notes, 10.750% due 7/1/11	872,843
2,440,000	B-	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	2,708,400
1,900,000	CCC+	Spanish Broadcasting Systems, Guaranteed, 9.625% due 11/1/09	2,002,124

			5,583,367

Restaurants - 0.3%
4,000,000	B	VICORP Restaurants, Inc., Sr. Notes, 10.500% due 4/15/11	4,020,000

Retail - 2.7%
4,700,000	B-	CSK Auto Inc., Guaranteed Notes, 7.000% due 1/15/14	4,629,500
2,000,000	B3*	Cole National Group, Inc., Sr. Sub. Notes, 8.625% due 8/15/07	2,038,749

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Retail - 2.7% (continued)
$2,350,000	CCC+	Eye Care Centers of America, Inc., Sr. Sub. Notes, 9.125% due 5/1/08	$2,361,750
1,500,000	B+	Finlay Fine Jewelry Corp., Sr. Notes 8.375% due 6/1/12	1,646,250
3,700,000	BB+	The Gap Inc., Notes, 10.300% due 12/15/08	4,532,500
		J.C. Penney Co. Inc., Notes:
4,750,000	BB+	8.000% due 3/1/10	5,462,500
4,678,000	BB+	9.000% due 8/1/12	5,753,940
1,851,000	Aa3*	Pennzoil-Quaker State Co., Guaranteed Notes, 10.000% due 11/1/08	2,068,189
4,182,000	BB	Saks Inc., Guaranteed Notes, 9.875% due 10/1/11	4,934,760

			33,428,138

Television - Other - 0.3%
		Paxson Communications Corp.:
1,360,000	CCC	Sr. Sub. Notes, 10.750% due 7/15/08	1,377,000
3,015,000	CCC	Sr. Sub. Notes, step bond to yield 15.541% due 1/15/09	2,638,125

			4,015,125

Textile/Apparel - 1.1%
4,500,000	B-	Interface, Inc., Sr. Notes, 10.375% due 2/1/10	5,197,500
		Levi Strauss & Co.:
1,640,000	CCC	Notes, 7.000% due 11/1/06	1,613,350
		Sr. Notes:
3,865,000	CCC	11.625% due 1/15/08	3,961,625
330,000	CCC	12.250% due 12/15/12	342,375
1,638,000	B+	The William Carter Co., Guaranteed Notes, Series B, 10.875% due 8/15/11	1,842,749

			12,957,599

		TOTAL CONSUMER DISCRETIONARY	299,541,688

CONSUMER STAPLES - 5.3%
Consumer Products - 2.7%
735,000	BBB-	American Greetings Corp., Notes, 6.100% due 8/1/28	801,150
1,815,000	B-	FTD Inc., Guaranteed Notes, 7.750% due 2/15/14	1,828,613
6,250,000	CCC+	Home Interiors & Gifts Inc., Guaranteed Sub. Notes, 10.125% due 6/1/08	5,406,250
750,000	B-	Icon Health & Fitness, Inc., Guaranteed Sub. Notes, 11.250% due 4/1/12	626,249
		Playtex Products, Inc.:
875,000	CCC+	Guaranteed Sr. Sub. Notes, 9.375% due 6/1/11	925,313
4,250,000	B	Secured Notes, 8.000% due 3/1/11	4,664,375
1,875,000	B-	Rayovac Corp., Sr. Sub. Notes, 8.500% due 10/1/13	2,067,188
5,800,000	B-	Riddell Bell Holdings Inc., Sr. Sub. Notes, 8.375% due 10/1/12 (b)	6,017,500
4,350,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	4,621,875
2,940,000	B	Sola International Inc., Notes, 6.875% due 3/15/08	3,040,972
2,850,000	B-	United Industries Corp., Guaranteed Sr. Notes, Series D, 9.875% due 4/1/09	3,006,750

			33,006,235

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Food Processing/Beverages/Tobacco - 1.1%
$ 1,850,000	B+	Cott Beverages USA Inc., Guaranteed Notes, 8.000% due 12/15/11	$2,030,375
2,040,000	BB-	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	2,101,200
2,000,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	2,265,000
		Doane Pet Care Co.:
1,775,000	CCC	Guaranteed Notes, 10.750% due 3/1/10	1,925,875
370,000	CCC	Sr. Sub. Notes, 9.750% due 5/15/07	370,000
4,550,000	B	Pinnacle Foods Holding Corp., Sr. Sub Notes, 8.250% due 12/1/13 (b)	4,322,500

			13,014,950

Retail - Food & Drug - 1.0%
3,275,000	B	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (b)	3,356,875
		Rite Aid Corp.:
7,325,000	B-	Notes, 7.125% due 1/15/07	7,434,875
1,750,000	B-	Sr. Notes, 11.250% due 7/1/08	1,916,250

			12,708,000

Supermarkets - 0.5%
4,468,572	BB	Ahold Lease USA, Inc., Guaranteed Pass-Through Certificates, Series 01-A-1, step bond to yield 7.820% due 1/2/20	4,812,094
1,300,000	B-	Nash Finch Co., Guaranteed Sr. Sub. Notes, Series B, 8.500% due 5/1/08	1,343,875

			6,155,969

		TOTAL CONSUMER STAPLES	64,885,154

ENERGY - 6.7%
Drillers & Service - 0.8%
1,425,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (b)	1,499,813
		Hanover Compressor Co., Sr. Notes:
2,250,000	B	8.625% due 12/15/10	2,486,250
3,325,000	B	9.000% due 6/1/14	3,724,000
1,920,000	BB-	SESI, LLC, Guaranteed Notes, 8.875% due 5/15/11	2,112,000

			9,822,063

Oil & Gas - 5.9%
		Dynegy Holdings Inc.:
7,750,000	CCC+	Debentures, 7.125% due 5/15/18	6,897,500
6,650,000	CCC+	Debentures, 7.625% due 10/15/26	5,835,375
7,000,000	B-	2nd Priority Sr. Secured Notes, 8.020% due 7/15/08 (b)(c)	7,630,000
		El Paso Corp., Sr. Medium-Term Notes:
4,875,000	CCC+	7.800% due 8/1/31	4,497,188
11,125,000	CCC+	7.750% due 1/15/32	10,290,625

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Oil & Gas - 5.9% (continued)
$ 2,327,000	B+	Magnum Hunter Resource, Inc., Sr. Notes, 9.600% due 3/15/12	$2,670,233
		Plains Exploration & Production Co., Sr. Sub. Notes:
1,830,000	B+	8.750% due 7/1/12	2,077,050
2,000,000	B+	Series B, 8.750% due 7/1/12	2,270,000
1,155,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	1,279,163
5,330,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	6,049,550
		Vintage Petroleum Inc.:
2,680,000	BB-	Sr. Notes, 8.250% due 5/1/12	3,015,000
2,400,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	2,604,000
		The Williams Cos., Inc., Notes:
2,250,000	B+	7.625% due 7/15/19	2,542,500
11,250,000	B+	7.875% due 9/1/21	12,825,000
1,525,000	B+	8.750% due 3/15/32	1,738,500

			72,221,684

		TOTAL ENERGY	82,043,747

FINANCIALS - 4.5%
Financial & Leasing - 4.5%
1,025,000	BB-	Ahold Finance USA, Inc., Sr. Notes, 8.250% due 7/15/10	1,176,188
8,721,391	D	Airplanes Pass-Through Trust, Corporate Asset-Backed Securities, Sub. Notes, Series D 10.875% due 3/15/12 (d)(e)	0
3,405,000	CCC+	Calpine Canada Energy Finance ULC, Sr. Notes, 8.500% due 5/1/08	2,111,100
1,365,000	B	Dex Media East LLC/Dex Media East Finance Co., Notes, 12.125% due 11/15/12	1,702,838
3,174,000	B	Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	3,769,125
		First Consumers Master Trust, Personal Notes:
144,664	BB	Series 1999-A, Class A, 5.800% due 12/15/05	144,409
1,435,802	B	Series 2001-A, Class A, 2.180% due 9/15/08	1,397,454
2,600,000	BBB-	Ford Motor Credit Co., Notes, 7.250% due 10/25/11	2,805,884
2,525,000	BBB-	General Motors Acceptance Corp., Notes, 6.875% due 8/28/12	2,632,613
3,690,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	3,901,267
7,890,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	8,185,875
3,525,000	B+	R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875 due 12/15/12 (b)	4,326,938
		Sprint Capital Corp.:
11,875,000	BBB-	Notes, 8.750% due 3/15/32	15,607,515
6,825,000	BBB-	Sr. Notes, 6.875% due 11/15/28	7,351,766

		TOTAL FINANCIALS	55,112,972

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
HEALTHCARE - 3.3%
Healthcare Equipment & Supplies - 3.3%
$ 1,875,000	CC	aaiPharma Inc., Guaranteed Notes, step bond to yield 11.500% due 4/1/10	$1,443,750
5,625,000	B-	AmeriPath, Inc., Guaranteed Notes, 10.500% due 4/1/13	5,540,625
6,525,000	B-	Athena Neurosciences Financial LLC, Guaranteed Notes, 7.250% due 2/21/08	6,826,781
4,200,000	B-	Curative Health Services, Inc., Sr. Notes, 10.750% due 5/1/11	3,759,000
1,530,000	B	Extendicare Health Services Inc., Sr. Sub. Notes, 9.500% due 7/1/10	1,728,900
6,275,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Sr. Sub. Notes, 8.750% due 6/15/14 (b)	6,777,000
3,100,000	CCC+	InSight Health Services Corp., Guaranteed Notes, Series B, 9.875% due 11/1/11	3,115,500
900,000	B-	Psychiatric Solutions Inc., Sr. Sub. Notes, 10.625% due 6/15/13	1,037,250
		Tenet Healthcare Corp.:
6,800,000	B-	Notes, 7.375% due 2/1/13	6,460,000
		Sr. Notes:
1,275,000	B-	5.375% due 11/15/06	1,284,563
400,000	B-	9.875% due 7/1/14 (b)	421,000
2,720,000	B-	6.875% due 11/15/31	2,203,200

		TOTAL HEALTHCARE	40,597,569

INDUSTRIALS - 29.7%
Aerospace & Defense - 0.1%
1,550,000	BB-	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	1,739,875

Airlines - 0.6%
		Continental Airlines, Inc., Pass-Through Certificates:
5,080,000	B	Class D, 7.568% due 12/1/06	3,634,053
922,652	BB	Series 00-2, Class C, 8.312% due 4/2/11	652,086
		United Air Lines Inc., Pass-Through Certificates:
2,116,671	NR	Series 00-1, Class B, 8.030% due 7/1/11 (d)	399,241
5,194,128	NR	Series 00-2, Class B, 7.811% due 10/1/09 (d)	1,272,640
		Series 01-1:
1,008,000	NR	Class B, 6.932% due 9/1/11 (d)	265,881
2,210,000	NR	Class C, 6.831% due 9/1/08 (d)	178,052

			6,401,953

Automotive - 2.0%
1,535,000	B+	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	1,596,400
		Dana Corp., Notes:
4,130,000	BB	6.500% due 3/1/09	4,367,475
1,865,000	BB	10.125% due 3/15/10	2,112,113
1,800,000	BBB-	Ford Motor Co., Notes, 7.450% due 7/16/31	1,757,977
		General Motors Corp.:
1,025,000	BBB-	Debentures, 8.375% due 7/15/33	1,069,569
5,150,000	BBB-	Sr. Notes, 7.125% due 7/15/13	5,351,978

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Automotive - 2.0% (continued)
		Tenneco Automotive Inc.:
$ 2,125,000	B-	Guaranteed Notes, Series B, 11.625% due 10/15/09	$2,268,438
2,000,000	B-	Sr. Secured 2nd Lien Notes, Series B, 10.250% due 7/15/13	2,340,000
2,588,000	BB-	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	2,989,140

			23,853,090

Building Products - 1.4%
		Associated Materials Inc.:
940,000	B-	Guaranteed Notes, 9.750% due 4/15/12	1,076,300
9,000,000	B-	Sr. Discount Notes, step bond to yield 11.239% due 3/1/14 (b)	6,750,000
3,775,000	B-	Atrium Cos., Inc., Guaranteed Notes, Series B, 10.500% due 5/1/09	3,982,625
975,000	B-	Collins & Aikman Floorcovering, Guaranteed Sr. Notes, Series B, 9.750% due 2/15/10	1,046,907
3,375,000	B-	THL Buildco Inc., Sr. Sub. Notes, 8.500% due 9/1/14 (b)	3,594,375

			16,450,207

Business Services - 1.9%
3,960,000	B-	Advanstar Communications Inc., Sr. Secured Notes, 9.220% due 8/15/08 (c)	4,167,899
2,825,000	B-	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (b)	2,980,375
2,475,000	B	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13	2,400,750
5,000,000	B	Iron Mountain Inc., Sr. Sub. Notes, 6.625% due 1/1/16	5,000,000
3,180,000	BB-	Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12	3,545,700
		Muzak LLC/ Muzak Finance Corp.:
3,050,000	CCC	Guaranteed Sr. Notes, 9.875% due 3/15/09	2,119,750
2,825,000	CCC	Sr. Notes, 10.000% due 2/15/09	2,542,500

			22,756,974

Capital Goods - 0.3%
		Terex Corp., Guaranteed Sr. Sub. Notes:
2,375,000	B	Series B, 10.375% due 4/1/11	2,683,750
1,075,000	B	9.250% due 7/15/11	1,209,375

			3,893,125

Chemicals - 7.1%
4,725,000	B+	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	5,221,125
2,350,000	B+	Airgas Inc., Guaranteed Notes, 9.125% due 10/1/11	2,655,500
5,725,000	B-	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (b)	6,440,625
2,225,000	B-	Borden US Finance Corp./Nova Scotia Finance ULC, Secured Notes, 9.000% due 7/15/14 (b)	2,444,719
5,825,000	B+	Equistar Chemicals L.P./Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11	6,757,000

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Chemicals - 7.1% (continued)
$ 2,525,000	BB+	FMC Corp., Medium-Term Notes, Series A, 6.750% due 5/5/05	$2,575,500
2,725,000	B	Huntsman Advance Materials LLC, Sr. Notes, 11.000% due 7/15/10 (b)	3,161,000
31,260,000	CCC+	Huntsman International Holdings LLC., Sr. Discount Notes, zero coupon bond to yield 13.092% due 12/31/09	17,114,850
1,865,000	B-	Huntsman International LLC, Guaranteed Notes, 9.875% due 3/1/09	2,079,475
3,710,000	BB	IMC Global Inc., Guaranteed Notes, Series B, 11.250% due 6/1/11	4,377,800
3,660,000	BB-	ISP Chemco Inc., Guaranteed Notes, Series B, 10.250% due 7/1/11	4,099,200
3,780,000	B+	ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	4,195,800
5,690,000	B+	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	6,735,538
1,490,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	1,750,750
1,395,000	B -	OM Group Inc., Guaranteed Notes, 9.250% due 12/15/11	1,466,494
		Resolution Performance Products Inc.:
775,000	CCC+	Secured Notes, 9.500% due 4/15/10	802,125
5,000,000	CCC	Sr. Sub. Notes, 13.500% due 11/15/10	4,974,999
		Rhodia S.A., Sr. Notes:
425,000	CCC+	7.625% due 6/1/10 (b)	418,625
850,000	CCC+	10.250% due 6/1/10 (b)	926,500
6,550,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11 (b)	6,157,000
365,000	B+	Terra Capital Inc., Guaranteed Sr. Notes, 12.875% due 10/15/08	454,425
2,275,000	BB-	Westlake Chemical Corp., Guaranteed Sr. Notes, 8.750% due 7/15/11	2,576,438

			87,385,488

Consumer Products - 1.1%
		Service Corp. International:
2,605,000	BB	Debentures, 7.875% due 2/1/13	2,852,475
		Notes:
2,860,000	BB	6.875% due 10/1/07	3,038,750
2,895,000	BB	6.500% due 3/15/08	3,054,225
4,505,000	B+	Stewart Enterprises, Inc., Sr. Sub. Notes, 10.750% due 7/1/08	4,978,025

			13,923,475

Containers & Packaging - 3.2%
5,350,000	B+	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	5,992,000

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Containers & Packaging - 3.2% (continued)
$ 3,100,000	Caa3*	Applied Extrusion Technologies Inc., Guaranteed Sr. Notes, Series B, 10.750% due 7/1/11(d)	$1,875,500
5,150,000	B-	Berry Plastics Corp., Guaranteed Sr. Notes, 10.750% due 7/15/12	5,948,250
7,550,000	BB-	Owens-Brockway Glass Container Inc., Guaranteed Sr. Notes, 8.875% due 2/15/09	8,323,875
500,000	B	Owens-Illinois Inc., Sr. Notes, 7.150% due 5/15/05	515,000
3,950,000	B+	Plastipak Holdings Inc., Guaranteed Notes, 10.750% due 9/1/11	4,443,750
		Pliant Corp.:
545,000	B-	Guaranteed Notes, 13.000% due 6/1/10	510,938
2,400,000	B-	Sr. Secured 2nd Lien Notes, 11.125% due 9/1/09	2,592,000
2,000,000	CCC	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	1,550,000
2,925,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	3,251,936
		Tekni-Plex Inc.:
2,585,000	CCC	Guaranteed Notes, Series B, 12.750% due 6/15/10	1,951,675
3,000,000	CCC	Sr. Secured Notes, 8.750% due 11/15/13 (b)	2,876,250

			39,831,174

Industrial - 2.8%
2,625,000	NR	Aqua-Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08	2,034,375
2,675,000	B-	Blount Inc., Sr. Sub. Notes, 8.875% due 8/1/12	2,925,782
935,000	BB-	Case Credit Corp., Notes, 6.75% due 10/21/07	967,725
2,575,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)	2,948,375
2,400,000	B-	Columbus McKinnon Corp., Sr. Secured Notes, 10.000% due 8/1/10	2,652,000
4,979,000	B	FlowServe Corp., Sr. Sub. Notes, 12.250% due 8/15/10	5,613,823
4,200,000	B-	General Binding Corp., Guaranteed Sr. Notes, 9.375% due 6/1/08	4,305,000
2,750,000	B-	Invensys Plc, Sr. Notes, 9.875% due 3/15/11 (b)	2,887,500
1,535,000	B+	NMHG Holding Co., 10.000% due 5/15/09	1,705,769
1,225,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	1,390,375
4,400,000	B-	Sensus Metering Systems Inc., Sr. Sub. Notes 8.625% due 12/15/13	4,554,000
		Wesco Distribution Inc., Guaranteed Notes:
1,000,000	B-	Series B, 9.125% due 6/1/08	1,040,000
1,625,000	B-	9.125% due 6/1/08	1,690,000

			34,714,724

Industrial Services - 1.2%
		Allied Waste North America Inc.:
750,000	BB-	Guaranteed Notes, Series B, 9.250% due 9/1/12	813,750
5,100,000	B+	Sr. Notes, Series B, 7.375% due 4/15/14	4,743,000
5,610,000	BB-	Sr. Sub. Notes, Series B, 8.500% due 12/1/08	5,918,550
3,100,000	CCC+	Brand Services Inc., Sr. Notes, 12.000% due 10/15/12	3,487,500

			14,962,800

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Machinery - 0.4%
$ 4,990,000	CCC+	Park-Ohio Industries Inc., Sr. Sub. Notes, 9.250% due 12/1/07	$5,077,325

Paper & Forest Products - 4.3%
4,900,000	BB	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	4,985,750
2,700,000	B+	Ainsworth Lumber Co Ltd., Sr. Notes, 7.250% due 10/1/12 (b)	2,747,250
		Appleton Papers Inc.:
2,500,000	BB-	Sr. Notes, 8.125% due 6/15/11	2,643,749
3,000,000	B+	Sr. Sub. Notes, Series B, 9.750% due 6/15/14	3,150,000
3,075,000	B-	Blue Ridge Paper Products Inc., Sr. Secured Notes, 9.500% due 12/15/08	2,752,125
		Bowater Inc.:
1,000,000	BB	Debentures, 9.500% due 10/15/12	1,162,729
3,500,000	BB	Notes, 6.500% due 6/15/13	3,526,548
		Buckeye Technologies Inc., Sr. Sub. Notes:
1,900,000	B	9.250% due 9/15/08	1,914,249
6,685,000	B	8.000% due 10/15/10	6,852,125
4,975,000	B	JSG Funding Plc, Sr. Notes, 9.625% due 10/1/12	5,696,375
1,675,000	BB	Norske Skog Canada Ltd., Guaranteed Sr. Notes, Series D, 8.625% due 6/15/11	1,817,375
		Stone Container Finance Corp.:
1,000,000	B	Sr. Notes, 9.750% due 2/1/11	1,120,000
7,350,000	B	Guaranteed Notes, 11.500% due 8/15/06 (b)	7,882,875
6,075,000	BB-	Tembec Industries, Inc., Guaranteed Sr. Notes, 8.625% due 6/30/09	6,211,688

			52,462,838

Steel/Metal - 2.8%
3,425,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	3,493,500
2,500,000	B-	Compass Minerals Group Inc., Guaranteed Sr. Notes, 10.000% due 8/15/11	2,812,499
5,500,000	B-	IMCO Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10	6,160,000
3,700,000	BB-	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	4,514,000
2,665,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	3,051,425
3,700,000	B-	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12	4,014,500
3,000,000	B-	Mueller Holdings Inc., step bond to yield 14.914% due 4/15/14	1,935,000
3,790,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	4,690,626
3,790,000	B+	Wolverine Tube Inc., Guaranteed Notes, 10.500% due 4/1/09	4,150,050

			34,821,600

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Transportation - Other - 0.5%
$ 2,850,000	B+	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13	$3,295,313
1,000,000	B-	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (b)	1,086,250
2,005,000	BB+	Windsor Petroleum Transport Corp., Notes, 7.840% due 1/15/21 (b)	2,095,225

			6,476,788

		TOTAL INDUSTRIALS	364,751,436

INFORMATION TECHNOLOGY - 2.7%
Technology - 2.7%
		Amkor Technology Inc., Sr. Notes:
2,450,000	B	9.250% due 2/15/08	2,364,250
4,275,000	CCC+	10.500% due 5/1/09	3,804,750
1,401,000	B+	Avaya Inc., Sr. Secured Notes, 11.125% due 4/1/09	1,618,155
3,570,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 16.403% due 2/1/10 (d)(e)	356
15,000,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	12,956,250
4,325,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	4,043,875
1,825,000	B-	Northern Telecom Capital, Notes, 7.875% due 6/15/26	1,797,625
		Thomas & Betts Corp., Notes:
4,335,000	BBB-	Medium-Term Notes, 6.625% due 5/7/08	4,700,922
1,125,000	BBB-	7.250% due 6/1/13	1,230,139
125,000	B+	URS Corp., Sr. Sub. Notes, Series B, 12.250% due 5/1/09	133,750

		TOTAL INFORMATION TECHNOLOGY	32,650,072

TELECOMMUNICATION SERVICES - 7.7%
Cellular & PCs - 3.5%
		AirGate PCS, Inc., Sr. Sub. Secured Notes:
2,583,900	CCC-	9.375% due 9/1/09	2,713,095
1,250,000	CCC+	5.875% due 10/15/11 (b)	1,287,500
		Alamosa Delaware Inc:
2,465,000	CCC	Sr. Discount Notes, step bond to yield 10.396% due 7/31/09	2,637,550
3,435,000	CCC	Sr. Notes, 11.000% due 7/31/10	4,036,125
		Cingular Wireless LLC:
8,075,000	A	Notes, 8.125% due 5/1/12	9,865,631
		Sr. Notes:
9,100,000	A	7.875% due 3/1/11	10,854,762
1,925,000	A	8.750% due 3/1/31	2,592,238
5,500,000	BB	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	6,132,500
2,099,000	B-	Nextel Partners Inc., Sr. Notes, 12.500% due 11/15/09	2,411,226

			42,530,627

Networks - 2.4%
4,600,000	BB+	AT&T Corp., Sr. Notes, 8.050% due 11/15/11	5,295,750
8,255,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (b)	9,348,788

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Networks - 2.4% (continued)
		Qwest Services Corp., Notes:
$ 5,905,000	B	14.000% due 12/15/10 (b)	$7,041,713
6,862,000	B	14.500% due 12/15/14 (b)	8,543,189

			30,229,440

Towers - 1.8%
6,684,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	7,101,750
2,040,000	CCC	American Tower Escrow Corp., Discount Notes, zero coupon to yield 14.430% due 8/1/08	1,545,299
		Crown Castle International Corp., Sr. Notes:
2,350,000	CCC	9.375% due 8/1/11	2,679,000
3,880,000	CCC	10.750% due 8/1/11	4,316,500
175,000	CCC	7.500% due 12/1/13	188,125
2,300,000	CCC-	SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09	2,463,875
3,375,000	B-	SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10	3,670,312

			21,964,861

		TOTAL TELECOMMUNICATION SERVICES	94,724,928

UTILITIES - 6.7%
Electric Utilities - 5.7%
		The AES Corp., Sr. Notes:
8,610,000	B-	9.500% due 6/1/09	9,966,075
275,000	B-	7.750% due 3/1/14	300,438
6,000,000	B+	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (b)	6,930,000
		Calpine Corp.:
8,205,000	B	2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (b)	6,071,700
2,925,000	B	Sr. Secured Notes, 8.750% due 7/15/13 (b)	2,135,250
1,970,000	B+	CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04	1,970,000
		Edison Mission Energy, Sr. Notes:
3,735,000	B	10.000% due 8/15/08	4,379,288
1,775,000	B	7.730% due 6/15/09	1,899,250
7,330,000	B	9.875% due 4/15/11	8,704,375
		Mirant Americas Generation LLC, Sr. Notes:
2,200,000	NR	7.625% due 5/1/06 (d)	2,156,000
6,000,000	NR	9.125% due 5/1/31 (d)	5,730,000
11,700,000	B+	NRG Energy, Inc., 2nd Priority Sr. Secured Notes, 8.000% due 12/15/13 (b)	12,943,125
5,415,000	B-	Orion Power Holdings Inc., Sr. Notes, 12.000% due 5/1/10	6,849,975

			70,035,476

Gas Utilities - 1.0%
		Reliant Resources, Inc., Secured Notes:
4,040,000	B	9.250% due 7/15/10	4,504,600
7,000,000	B	9.500% due 7/15/13	7,910,000

			12,414,600

		TOTAL UTILITIES	82,450,076

		TOTAL CORPORATE BONDS AND NOTES (Cost - $1,031,018,099)	1,116,757,642

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)			October 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
INDEX SECURITIES - 1.3%
Index Securities - 1.3%
$ 14,825,581	BB-	Targeted Return Index Securities Trust, Secured Notes, 8.115% due 8/1/15 (b)	$16,189,179

		TOTAL INDEX SECURITIES (Cost - $15,923,991)	16,189,179

CONVERTIBLE BONDS - 0.4%
INFORMATION TECHNOLOGY - 0.4%
Technology - 0.4%
9,375,000	B	Sanmina-SCI Corp., Sub. Debentures, zero coupon bond to yield 10.688% due 9/12/20	4,945,313

		TOTAL CONVERTIBLE BONDS (Cost - $4,732,831)	4,945,313

SHARES

CONVERTIBLE PREFERRED STOCK - 0.8%
INDUSTRIAL - 0.0%
Aerospace & Defense - 0.0%
3,950		Northrop Grumman Corp., 7.250% due 11/16/04	404,520

INFORMATION TECHNOLOGY - 0.0%
Technology - 0.0%
9,100		Motorola, Inc., 7.000% due 11/16/04	456,820

TELECOMMUNICATION SERVICES- 0.8%
Cellular & PCs - 0.6%
8,386		Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	6,333,527

Towers - 0.2%
42,500		Crown Castle International Corp., 6.250% due 8/15/12	2,029,375

		TOTAL TELECOMMUNICATION SERVICES	8,362,902

		TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $4,618,211)	9,224,242

COMMON STOCK (f) - 0.5%
CONSUMER DISCRETIONARY- 0.2%
International Cable- 0.2%
178,506		Telewest Global, Inc.	2,195,624

CONSUMER STAPLES- 0.0%
Food Processing/Beverages/Tobacco - 0.0%
185,784		Aurora Foods, Inc. (e)	0

INDUSTRIAL - 0.0%
Business Services - 0.0%
9,711		Outsourcing Solutions, Inc. (e)	271,333

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)		October 31, 2004

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 0.3%
Cellular & PCs - 0.2%
106,724	AirGate PCS, Inc.	$2,409,294
18,375	Pagemart Nationwide Inc. (b)(e)	184

		2,409,478

Competitive Local Exchange Carrier - 0.0%
7,716	McLeodUSA, Inc., Class A Shares	2,546

Towers - 0.1%
73,369	Crown Castle International Corp.	1,123,279

	TOTAL TELECOMMUNICATION SERVICES	3,535,303

	TOTAL COMMON STOCK (Cost - $13,634,640)	6,002,260

WARRANTS
WARRANTS (f) - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Cable & Media - 0.0%
10,475	Iridium World Communications Ltd., Expire 7/15/05 (b)(e)	105

Publishing / Printing - 0.0%
3,775	Merrill Corp., Class B Shares, Expire 5/1/09 (e)	0

	TOTAL CONSUMER DISCRETIONARY	105

FINANCIALS - 0.0%
Financial & Leasing - 0.0%
21,675	UIH Australia Pacific, Inc., Expire 5/15/06 (e)	0

	TOTAL FINANCIALS	0

INDUSTRIALS - 0.0%
Containers & Packaging - 0.0%
545	Pliant Corp., Expire 6/1/10 (b)	5

Steel/Metal - 0.0%
2,250	Mueller Group Inc. 4/15/14 (b)	136,125

	TOTAL INDUSTRIALS	136,130

INFORMATION TECHNOLOGY - 0.0%
Technology - 0.0%
3,650	Cybernet Internet Services International, Inc., Expire 7/1/09 (b)(e)	0
3,305	GT Group Telecom Inc., Expire 2/1/10 (b)(e)	0
12,360	WAM!NET Inc., Expire 3/1/05	124
10,149	Viasystems Group Inc. Expire 1/31/10 (e)	0

	TOTAL INFORMATION TECHNOLOGY	124

TELECOMMUNICATION SERVICES - 0.0%
Cellular & PCs - 0.0%
2,440	Horizon PCS Inc., Expire 10/1/10 (b)(e)	0
2,735	IWO Holdings Inc., Expire 1/15/11 (b)	27

		27

Competitive Local Exchange Carrier - 0.0%
9,550	RSL Communications, Ltd., Expire 11/15/06 (e)	0

See Notes to Schedule of Investments.

SMITH BARNEY HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)		October 31, 2004

WARRANTS	SECURITY	VALUE
Networks - 0.0%
1,835	Jazztel Plc, Expire 7/15/10 (e)	$0

Towers - 0.0%
2,040	American Tower Corp., Expire 8/1/08 (b)	429,420

	TOTAL TELECOMMUNICATION SERVICES	429,447

	TOTAL WARRANTS (Cost - $2,895,662)	565,806

FACE AMOUNT
REPURCHASE AGREEMENT - 4.1%
$ 50,397,000	UBS Securities LLC, dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $50,404,728; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 5/23/05 to 3/15/30; Market Value - $51,405,045) (Cost - $50,397,000)	50,397,000

	TOTAL INVESTMENTS - 98.0% (Cost - $1,123,220,434**)	1,204,081,442
	Other Assets in Excess of Liabilities - 2.0%	24,054,317

	TOTAL NET ASSETS - 100.0%	$1,228,135,759

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those which are identified by an asterisk(*), are rated by Moody’s Investor Service.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Directors.
(c)	Interest rate shown reflects current rate on instruments with multi-coupon or variable rates.
(d)	Security is currently in default.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 17 and 18 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA —	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA —	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A —	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB —	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C —	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) —	Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa —	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bond Ratings (unaudited) (continued)
Aa —	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A —	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa —	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba —	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B —	Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa —	Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR —	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney High Income Fund (“Fund”), a separate investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities for which no sales price were reported and U.S. government and agency obligations are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and future contracts. Short-term securities maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions. Security transactions are accounted for on trade date.

(d) Fund Concentration. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risk not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$127,867,992
Gross unrealized depreciation	(47,006,984)

Net unrealized appreciation	$80,861,008

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date December 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	December 27, 2004

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date	December 27, 2004